Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.2%)
U.S. Government Securities (99.2%)
United States Treasury Note/Bond	4.500%	2/15/36	41,095	44,871
United States Treasury Note/Bond	4.750%	2/15/37	22,922	25,637
United States Treasury Note/Bond	5.000%	5/15/37	24,462	27,986
United States Treasury Note/Bond	4.375%	2/15/38	32,105	34,463
United States Treasury Note/Bond	4.500%	5/15/38	37,382	40,606
United States Treasury Note/Bond	3.500%	2/15/39	39,429	38,104
United States Treasury Note/Bond	4.250%	5/15/39	56,922	60,053
United States Treasury Note/Bond	4.500%	8/15/39	53,630	58,205
United States Treasury Note/Bond	4.375%	11/15/39	60,597	64,696
United States Treasury Note/Bond	4.625%	2/15/40	57,513	63,210
United States Treasury Note/Bond	1.125%	5/15/40	207,159	134,589
United States Treasury Note/Bond	4.375%	5/15/40	55,594	59,251
United States Treasury Note/Bond	1.125%	8/15/40	246,763	158,931
United States Treasury Note/Bond	3.875%	8/15/40	62,144	62,144
United States Treasury Note/Bond	1.375%	11/15/40	272,830	182,881
United States Treasury Note/Bond	4.250%	11/15/40	59,855	62,717
United States Treasury Note/Bond	1.875%	2/15/41	331,933	241,792
United States Treasury Note/Bond	4.750%	2/15/41	65,002	72,325
United States Treasury Note/Bond	2.250%	5/15/41	284,273	219,778
United States Treasury Note/Bond	4.375%	5/15/41	53,757	57,025
United States Treasury Note/Bond	1.750%	8/15/41	373,683	263,505
United States Treasury Note/Bond	3.750%	8/15/41	63,724	62,021
United States Treasury Note/Bond	2.000%	11/15/41	319,844	234,985
United States Treasury Note/Bond	3.125%	11/15/41	66,279	58,792
United States Treasury Note/Bond	2.375%	2/15/42	257,773	201,546
United States Treasury Note/Bond	3.125%	2/15/42	66,919	59,202
United States Treasury Note/Bond	3.000%	5/15/42	61,750	53,414
United States Treasury Note/Bond	3.250%	5/15/42	224,345	201,420
United States Treasury Note/Bond	2.750%	8/15/42	72,368	59,998
United States Treasury Note/Bond	3.375%	8/15/42	191,487	174,941
United States Treasury Note/Bond	2.750%	11/15/42	115,192	95,177
United States Treasury Note/Bond	4.000%	11/15/42	180,800	180,913
United States Treasury Note/Bond	3.125%	2/15/43	85,085	74,623
United States Treasury Note/Bond	3.875%	2/15/43	180,543	177,242
United States Treasury Note/Bond	2.875%	5/15/43	138,582	116,539
United States Treasury Note/Bond	3.875%	5/15/43	66,209	65,019
United States Treasury Note/Bond	3.625%	8/15/43	99,091	93,703
United States Treasury Note/Bond	3.750%	11/15/43	100,734	96,988
United States Treasury Note/Bond	3.625%	2/15/44	107,794	101,697
United States Treasury Note/Bond	3.375%	5/15/44	99,240	89,983
United States Treasury Note/Bond	3.125%	8/15/44	127,666	111,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	11/15/44	114,645	97,484
	United States Treasury Note/Bond	2.500%	2/15/45	157,052	121,961
	United States Treasury Note/Bond	3.000%	5/15/45	78,221	66,316
	United States Treasury Note/Bond	2.875%	8/15/45	108,482	89,888
	United States Treasury Note/Bond	3.000%	11/15/45	60,184	50,959
	United States Treasury Note/Bond	2.500%	2/15/46	123,726	95,540
	United States Treasury Note/Bond	2.500%	5/15/46	130,865	100,930
	United States Treasury Note/Bond	2.250%	8/15/46	159,347	116,721
	United States Treasury Note/Bond	2.875%	11/15/46	77,205	63,839
	United States Treasury Note/Bond	3.000%	2/15/47	145,614	122,998
	United States Treasury Note/Bond	3.000%	5/15/47	114,530	96,778
	United States Treasury Note/Bond	2.750%	8/15/47	160,250	129,302
	United States Treasury Note/Bond	2.750%	11/15/47	157,174	126,820
	United States Treasury Note/Bond	3.000%	2/15/48	184,690	156,121
	United States Treasury Note/Bond	3.125%	5/15/48	195,945	169,462
	United States Treasury Note/Bond	3.000%	8/15/48	214,515	181,399
	United States Treasury Note/Bond	3.375%	11/15/48	220,363	199,704
	United States Treasury Note/Bond	3.000%	2/15/49	224,358	190,073
	United States Treasury Note/Bond	2.875%	5/15/49	219,329	181,529
	United States Treasury Note/Bond	2.250%	8/15/49	206,287	149,848
	United States Treasury Note/Bond	2.375%	11/15/49	190,413	142,155
	United States Treasury Note/Bond	2.000%	2/15/50	243,281	166,572
	United States Treasury Note/Bond	1.250%	5/15/50	279,034	156,521
	United States Treasury Note/Bond	1.375%	8/15/50	320,409	185,637
	United States Treasury Note/Bond	1.625%	11/15/50	317,435	196,661
	United States Treasury Note/Bond	1.875%	2/15/51	358,045	236,533
	United States Treasury Note/Bond	2.375%	5/15/51	364,159	270,615
	United States Treasury Note/Bond	2.000%	8/15/51	356,978	242,801
	United States Treasury Note/Bond	1.875%	11/15/51	332,297	218,693
	United States Treasury Note/Bond	2.250%	2/15/52	305,628	220,482
	United States Treasury Note/Bond	2.875%	5/15/52	293,922	243,496
	United States Treasury Note/Bond	3.000%	8/15/52	280,643	238,634
	United States Treasury Note/Bond	4.000%	11/15/52	269,857	277,531
	United States Treasury Note/Bond	3.625%	2/15/53	280,402	269,405
	United States Treasury Note/Bond	3.625%	5/15/53	101,191	97,412
Total U.S. Government and Agency Obligations (Cost $12,102,416)					9,952,802
				Shares
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[1]	Vanguard Market Liquidity Fund (Cost $82,806)	5.125%		828,141	82,798
Total Investments (100.0%) (Cost $12,185,222)					10,035,600
Other Assets and Liabilities—Net (0.0%)					(2,340)
Net Assets (100%)					10,033,260
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,952,802	—	9,952,802
Temporary Cash Investments	82,798	—	—	82,798
Total	82,798	9,952,802	—	10,035,600